HUNTINGTON STRATEGY SHARES

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

HUNTINGTON ECOLOGICAL STRATEGY ETF

SUPPLEMENT DATED NOVEMBER 13, 2012 TO THE HUNTINGTON STRATEGY SHARES

PROSPECTUS DATED JUNE 11, 2012, AS AMENDED

EFFECTIVE AS OF NOVEMBER 1, 2012, PLEASE REPLACE OTHER SERVICE PROVIDERS IN THE HUNTINGTON STRATEGY SHARES PROSPECTUS ON PAGE 25 WITH THE FOLLOWING:

Other Service Providers

Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio, 43219, provides financial administration, transfer agency and portfolio accounting services to the Funds.

Citibank, N.A., 388 Greenwich Street, New York, New York 10048, an affiliate of Citi, provides index receipt agent services and custodial services to the Funds.

Huntington Asset Services, Inc. (“HASI”), 2960 North Meridian Street, Suite 300, Indianapolis, Indiana, 46208, maintains the corporate records of the Trust and provides certain Board administrative and legal support services. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated.

SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Funds’ principal underwriter and distributor of the Funds’ shares. The Distributor only distributes Fund shares in Creation Units and does not maintain a secondary market in the Funds’ shares. The Distributor is a broker-dealer registered under the Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not an affiliate of the Advisor, the Sub-Advisor, Citi or any of their respective affiliates.

Ernst & Young, LLP serves as each Fund’s independent registered public accountant.

The law firm of Sullivan and Worcester, One Post Officer Square, Boston, Massachusetts, 02109, serves as legal counsel to each Fund and to the independent trustees of the Trust.

SUPPLEMENT DATED NOVEMBER 13, 2012 TO THE HUNTINGTON STRATEGY

SHARES STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 11, 2012,

AS AMENDED

EFFECTIVE AS OF NOVEMBER 1, 2012, PLEASE REPLACE OFFICER BACKGROUND IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGE 37 WITH THE FOLLOWING:

Officer Background

Name Age Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

B. Randolph Bateman Age: 62 41 South High Street Columbus, OH PRESIDENT Began Serving: November 2010

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 47 2960 North Meridan Street, Suite 300 Indianapolis, IN 46208 CHIEF EXECUTIVE OFFICER Began Serving: November 2010

Principal Occupations: Senior Vice President, HASI (formerly. Unified Fund Services, Inc.) (January 2010 to present); Chairman of the Board, Valued Adviser Trust (mutual fund) (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (mutual fund) (January 2010 to present); President and Chief Executive Officer, Dreman Contrarian Funds (mutual fund) (March 2011 to present).

Previous Positions: Independent Chair, Valued Advisers Trust (August 2008-January 2010); Managing Director, Chief Operating Officer, WealthStone, Inc. (investment advisor) (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

David R. Carson Age: 53 CHIEF COMPLIANCE OFFICER and ANTI-MONEY LAUNDERING OFFICER 3805 Edwards Road Suite 350 Cincinnati, OH Began Serving: November 2010

Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer of The Huntington Funds (mutual fund) (September 2005 to present); Chief Operations Officer, The Huntington Funds (July 2008-present).

Previous Positions: Treasurer and Assistant Treasurer of The Huntington Funds (mutual fund), Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Capital Group Marketing Manager, The Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Robert Silva Age: 45 2960 North Meridan Street, Suite 300 Indianapolis, IN 46208 TREASURER Began Serving: September 2010

Principal Occupation: Senior Vice President, Fund Administration and Fund Accounting, HASI (October 2011 to present); Vice President, Fund Administration and Fund Accounting, HASI (September 2010 to October 2011); Treasurer and Chief Financial Officer of Dreman Contrarian Funds (March 2011 to present); Treasurer of Unified Series Trust (June 2011 to present).

Previous Positions: Senior Vice President, Citi Fund Services Ohio, Inc., (September 2007 to September 2010); Assistant Vice President, Citizens Advisers, Inc. (May 2002 to August 2007).

Jay S Fitton Age: 42 3805 Edwards Road Cincinnati, OH 45209 SECRETARY Began Serving: November 2012

Principal Occupation: Vice President, Legal Administration, HASI (November 2012 to present).

Previous Positions: Vice President and Senior Counsel, J.P. Morgan (April 2007 to November 2011); Vice President and Senior Counsel, Integrated Fund Services (May 2000 to April 2007).

EFFECTIVE AS OF NOVEMBER 1, 2012, PLEASE REPLACE ADMINISTRATION SERVICES IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGE 46 WITH THE FOLLOWING:

ADMINISTRATION SERVICES

Pursuant to an Exchange-Traded Fund Services Agreement with the Trust, HASI, a wholly owned subsidiary of HBI and an affiliate of the Advisor, provides the following administrative support services to the Trust: (1) Maintaining and keeping, or as appropriate, overseeing the preparation, maintenance and keeping of, the books, records, governing documents and Board and shareholder meeting minutes of the Trust as required by law or for the proper operation of the Investment Company; (2) Coordinating Board meetings and other services as the Board may reasonably request and providing periodic reports to the Board regarding each Fund’s compliance with applicable securities, tax, anti-money laundering and other laws and regulations and with the Funds’ stated investment objectives and investment restrictions; (3) Preparing, filing and distributing registration statements, proxy statements, reports and other documents required by U.S. Federal, state and other applicable laws and regulations and by stock exchanges on which Shares are listed; (4) Providing legal administration support to the Trust, including, but not limited to, responding to routine and assisting legal counsel in responding to non-routine regulatory exams, researching legal and regulatory issues affecting the Trust and providing planning assistance related thereto; assisting legal counsel in responding to Board related inquiries and preparing, negotiating and maintaining contracts on behalf of the Trust with the Trust’s other service providers or related to third party distribution efforts; and (5) Providing individuals acceptable to and elected by the Board to serve as the Trust’s Principal Executive and Principal Financial Officers, and providing individuals reasonably acceptable to the Board for nomination, appointment or election to other Trust offices, each of whom will manage certain of the Trust’s affairs as determined by the Board.

Under the agreement, HASI will receive from the Trust a fee of $60,000 for services rendered during the first year and $70,000 for services rendered during each of the second and third year.

EFFECTIVE AS OF NOVEMBER 1, 2012, PLEASE REPLACE LEGAL COUNSEL IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGE 47 WITH THE FOLLOWING:

Legal Counsel

Sullivan & Worcester, LLP is counsel to the Trust and will pass upon the legality of the shares offered hereby.

EFFECTIVE AS OF NOVEMBER 1, 2012, PLEASE REPLACE APPENDIX 2, SERVICE PROVIDER ADDRESSES IN THE HUNTINGTON STRATEGY SHARES STATEMENT OF ADDITIONAL INFORMATION ON PAGE 81 WITH THE FOLLOWING:

APPENDIX 2

SERVICE PROVIDER ADDRESSES

Huntington Strategy Shares P.O. Box 6110 Indianapolis, IN 46206-6110

Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Investment Advisor Huntington Asset Advisors, Inc. 41 South High Street Columbus, OH 43287

Administrator Huntington Asset Services, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, IN 46208

Financial Administrator, Fund Accountant & Transfer Agent Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219

Custodian Citibank, N.A. 388 Greenwich Street New York, NY 10048

Fund Counsel and Independent Counsel to the Independent Trustees Sullivan & Worcester, LLP One Post Office Square Boston, MA 02109

Independent Registered Public Accountant Ernst & Young LLP 1100 Huntington Center 41 South High Street Columbus, OH 43215